INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense

Income taxes provided for the years ended July 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
Current:
Federal	$10,000	$15,000	$69,000
Deferred taxes:
Federal	(1,841,000)	966,000	727,000
State	587,000	—	—
Total provision	$(1,244,000)	$981,000	$796,000

Schedule of effective income tax rate reconciliation

Taxes provided for the years ended July 31, 2018, 2017 and 2016 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2018	2017	2016
Income before income taxes	$1,730,141	$2,906,539	$2,313,760
Other-net	2,443	4,507	7,427
Adjusted pre-tax income	$1,732,584	$2,911,046	$2,321,187
Statutory rate	26.42%	34%	34%
Income tax provision at statutory rate	$457,749	$989,756	$789,204
Remeasurement of federal deferred income taxes	(2,390,000)	—	—
State deferred income taxes	587,000	—	—
Other-net	101,251	(8,756)	6,796
Income tax provision	$(1,244,000)	$981,000	$796,000

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2018 and 2017 are a result of temporary differences related to the items described as follows:

	2018		2017
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$174,975	$—	$240,974	$—
Federal Net operating loss carryforward	851,175	—	1,851,535	—
State Net operating loss carryforward	665,934	—	—	660,840
Unbilled receivables	—	462,686	—	7,347,278
Property and equipment	—	5,916,568	—	—
Unrealized gain on marketable securities	—	220,746	—	189,882
Litigation deposit due from contractor	103,862	—	94,932	—
Other	298,054	—	373,559	—
	$2,094,000	$6,600,000	$2,561,000	$8,198,000
Net deferred tax liability		$4,506,000		$5,637,000

Components of deferred tax provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
Tax depreciation exceeding book depreciation	$(1,430,906)	$397,273	$553,647
Federal operating loss carryforward	1,000,360	384,208	11,453
State net operating loss carryforward	(665,934)	—	—
Decrease (increase) of rental income received in advance	65,999	(82,775)	44,298
(Decrease) in unbilled receivables	(198,154)	(94,927)	(132,736)
Increase (decrease) in average rent payable	81,230	29,383	(28,389)
Deferred revenue	—	347,083	396,667
Litigation deposit due from contractor	(8,930)	—	(94,932)
Other	(97,665)	(14,245)	(23,008)
	$(1,254,000)	$966,000	$727,000